Basis of Presentation, Summary of Material Accounting Policies and Critical Judgements, Estimates and Assumptions (Policies)	9 Months Ended
Sep. 30, 2024
Accounting Policies, Changes In Accounting Estimates And Errors [Abstract]
Statement of Compliance
Statement of Compliance — The interim condensed consolidated financial statements ('interim financial statements") have been prepared in accordance with International Accounting Standards ("IAS") 34, Interim Financial Reporting ("IAS 34"), as issued by the International Accounting Standards Board ("IASB"). Certain information and footnote disclosures normally included in the annual audited consolidated financial statements prepared in accordance with International Financial Reporting Standards (“IFRS”), as issued by the IASB, have been omitted or condensed. These interim financial statements should be read in conjunction with GlobalFoundries' Annual Report on Form 20-F for the year ended December 31, 2023. The interim financial statements have been prepared on a basis consistent with the accounting policies disclosed in the December 31, 2023 audited consolidated financial statements.

The interim financial statements are unaudited and reflect adjustments (consisting of normal recurring adjustments) that are, in the opinion of management, necessary to provide a fair statement of results for the interim periods in accordance with IAS 34 as issued by the IASB.

Summary of Material Accounting Policies and Critical Judgments, Estimates and Assumptions
Summary of Material Accounting Policies and Critical Judgments, Estimates and Assumptions — The summary of material accounting policies and critical judgments, estimates and assumptions adopted in the preparation of the interim financial statements are consistent with those followed in the preparation of the Company's annual audited consolidated financial statements contained in our Annual Report on Form 20-F for the year ended December 31, 2023.

New and Amended Accounting Pronouncement Adopted
New and Amended Accounting Pronouncements Adopted — On January 1, 2024, the Company adopted the following amendments, which did not have a material impact on the interim financial statements:

Classification of Liabilities as Current or Non-current (Amendments to IAS 1 Presentation of Financial Statements) — The amendments clarify that the classification of liabilities as current or non-current is based on rights that are in existence at the end of the reporting period, including compliance with loan covenants before or at the reporting date. The amendments also require disclosures for liabilities subject to future covenants that an entity must comply with after the reporting period, which help users to understand the risk that those liabilities could become repayable within twelve months after the reporting period.

Lease Liability in a Sales and Leaseback (Amendments to IFRS 16 Leases) — The amendments specify the requirements that the seller-lessee must meet when measuring these lease liability arising in a sale and leaseback transaction, to ensure that the seller-lessee does not recognize any amount of profit or loss that relates to the right of use that it retains.
Supplier Finance Arrangements (Amendments to IAS 7 Statement of Cash Flows and IFRS 7 Financial Instruments: Disclosures) — The amendments clarify the characteristics of supplier financing arrangements and require additional disclosures of such arrangements, so as to understand the effects of financing arrangements on an entity’s liabilities, cash flows and liquidity risk exposure. The transition rules clarify that an entity is not required to provide disclosures in any interim periods in the year of initial application of the amendments.

Recent Accounting Pronouncements Not Adopted:

The Company has not adopted the following new, revised or amended IFRS standards that have been issued by the IASB that are not yet effective:

Classification and Measurement of Financial Instruments (Amendments to IFRS 9 Financial Instruments and IFRS 7 Financial Instruments: Disclosures) — The amendments clarify the requirements for the timing of recognition and derecognition of certain financial assets and liabilities, add further guidance for assessing whether a financial asset meets the solely payments of principal and interest criterion and add new disclosures for certain instruments with contractual terms that can change cash flows. The effective date for adoption of these amendments is annual periods beginning on or after January 1, 2026.

IFRS 18 Presentation and Disclosure in Financial Statements ("IFRS 18") — This new standard will replace IAS 1 Presentation of Financial Statements. The key concepts in IFRS 18 relate to the structure of the statement of profit or loss, required disclosures in the financial statements for certain management-defined performance measures and enhanced principles on aggregation and disaggregation which apply to the primary financial statements and notes in general.

•IFRS 18 introduces new requirements for presentation within the statement of profit or loss, including specified totals and subtotals. Entities are required to classify all income and expenses within the statement of profit or loss into one of five categories: operating, investing, financing, income taxes and discontinued operations, whereof the first three are new.
•IFRS 18 also requires disclosure of newly defined management-defined performance measures, subtotals of income and expenses, and includes new requirements for aggregation and disaggregation of financial information based on the identified ‘roles’ of the primary financial statements and the notes to the financial statements.
•In addition, narrow-scope amendments have been made to IAS 7 Statement of Cash Flows, which include changing the starting point for determining cash flows from operations under the indirect method, from ‘profit or loss’ to ‘operating profit or loss’ and removing the optionality around classification of cash flows from dividends and interest. In addition, there are consequential amendments to several other standards.

The effective date for adoption of this standard is annual periods beginning on or after January 1, 2027, and earlier adoption is permitted. Retrospective application is required.

Annual Improvements to IFRS Accounting Standards — Volume 11 — These narrow-scope amendments relate to clarifications, simplifications, corrections or changes to improve consistency in the following IFRS statements: IFRS 7 Financial Instruments: Disclosures, IFRS 9 Financial Instruments, IFRS 10 Consolidated Financial Instruments and IAS 7 Statement of Cash Flows. The effective date for adoption of these amendments is annual periods beginning on or after January 1, 2026.

Earnings Per Share	Basic earnings per share ("EPS") is based upon the weighted average number of common shares outstanding during the period. Diluted earnings per share is based upon the weighted average number of common shares outstanding during the period assuming the issuance of common shares for all potentially dilutive common shares outstanding.